Net Loss Per Share - Reconciliation of Net Loss (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share
Net loss	$ (13,347,771)	$ (6,937,910)	$ (15,127,708)	$ (28,475,479)	$ (43,862,197)	$ (35,400,807)
Net loss - Non-controlling interest					(427,491)	(329,339)
Net loss attributable to NightHawk	$ (13,258,350)	$ (6,831,286)	$ (14,951,873)	$ (28,210,223)	$ (43,434,706)	$ (35,071,468)
Weighted-average common shares outstanding, basic (in shares)					25,606,326	24,913,942
Weighted-average common shares outstanding, diluted (in shares)					25,606,326	24,913,942
Net loss per share, basic - continuing operations (in dollars per share)	$ (0.40)	$ (0.35)	$ (0.67)	$ (1.07)	$ (1.60)	$ (1.41)
Net loss per share, diluted - continuing operations (in dollars per share)	(0.40)	(0.35)	(0.67)	(1.07)	(1.60)	(1.41)
Net loss per share, basic - discontinued operations (in dollars per share)	(0.12)	0.08	0.08	(0.03)	(0.10)
Net loss per share, diluted - discontinued operations (in dollars per share)	$ (0.12)	$ 0.08	$ 0.08	$ (0.03)	(0.10)
Net loss per share common share attributable to NightHawk Biosciences, Inc., basic					(1.70)	(1.41)
Net loss per share common share attributable to NightHawk Biosciences, Inc., diluted					$ (1.70)	$ (1.41)